UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)          (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Fieldstone Merlin Dynamic Large Cap Growth ETF

Schedule of Investments
(Unaudited)

As of September 30, 2017
		Shares	Value (Note 1)

COMMON STOCKS - 92.33%

Consumer Discretionary - 7.68%
*	Amazon.com, Inc.	214	$205,267
	Expedia, Inc.	1,433	210,422
			415,689
Financials - 7.89%
	Morgan Stanley	4,558	222,977
µ	Netease, Inc.	765	203,941
			426,918
Healthcare - 19.76%
*	Abiomed, Inc.	1,363	231,519
*	Alexion Pharmaceuticals, Inc.	1,471	207,293
*	Celgene Corp.	1,531	223,587
	United Health Group, Inc.	1,044	206,128
*	Vertex Pharmaceuticals, Inc.	1,319	200,792
			1,069,319
Industrials - 8.26%
	Huntington Ingalls Industries, Inc.	984	226,251
	The Boeing Co.	862	220,664
			446,915
Information Technology - 36.23%
*	Alphabet, Inc. - Class C	222	211,626
	Apple, Inc.	1,244	191,340
*	Autodesk, Inc.	1,828	205,595
*	Facebook, Inc. - Class A	1,219	206,584
*	IPG Photonics Corp.	1,201	224,299
	LAM Research Corp.	1,265	235,227
*	Micron Technology, Inc.	6,516	260,705
	Skyworks Solutions, Inc.	2,019	206,503
µ	Tencent Holdings, Ltd.	4,968	218,741
			1,960,620
Materials - 12.51%
	Applied Materials, Inc.	4,680	243,734
	Lowe's Cos., Inc.	2,727	220,314
*	NVR, Inc.	75	212,705
			676,753

	Total Common Stocks (Cost $4,698,343)		4,996,214

FOREIGN EQUITIES - 7.33%
	Broadcom Ltd.	837	201,273
*	Norwegian Cruise Line Holdings, Inc.	3,590	195,368

	Total Foreign Equities (Cost $409,757)		396,641

			(Continued)

Fieldstone Merlin Dynamic Large Cap Growth ETF

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2017
				Value (Note 1)

Total Value of Investments (Cost $5,108,100) - 99.66%				$5,392,855

Other Assets Less Liabilities - 0.34%				18,354

	Net Assets - 100%			$5,411,209

*	Non-income producing security
µ	American Depositary Receipt

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized  appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$313,452
	Aggregate gross unrealized depreciation			(28,697)

	Net unrealized appreciation			$284,755

	Summary of Investments	% of Net
	by Sector	Assets	Value
	Consumer Discretionary	7.68%	$415,689
	Financials	7.89%	426,918
	Healthcare	19.76%	1,069,319
	Industrials	8.26%	446,915
	Information Technology	36.23%	1,960,620
	Materials	12.51%	676,753
	Foreign Equities	7.33%	396,641
	Other Assets Less Liabilities	0.34%	18,354
	Total	100.00%	$5,411,209

				(Continued)

Fieldstone Merlin Dynamic Large Cap Growth ETF

Schedule of Investments - Continued
(Unaudited)

As of September 30, 2017

Note 1 - Investment Valuation

Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the exchange or principal where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund's Pricing Committee following procedures established by the Board of Trustees.

The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.  A three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value.

Level 1 securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs.Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputswhen market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of September 30, 2017, all investments are categorized as Level 1 under the hierarchy described above.  For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$4,996,214	$4,996,214	$-	$-
Foreign Equities	396,641	396,641	-	-
Total Assets	$5,392,855	$5,392,855	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Spinnaker ETF Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: November 30, 2017	Katherine M. Honey President and Principal Executive Officer Spinnaker ETF Trust

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: November 30, 2017	Katherine M. Honey President and Principal Executive Officer Spinnaker ETF Trust

By: (Signature and Title)	/s/ Ashley E. Harris
Date: November 30, 2017	Ashley E. Harris Treasurer and Principal Financial Officer Spinnaker ETF Trust